Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfainteqfnds-20150701_SupplementTextBlock

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
Wells Fargo Advantage Asia Pacific Fund
Wells Fargo Advantage Diversified International Fund
Wells Fargo Advantage Emerging Markets Equity Fund
Wells Fargo Advantage Emerging Markets Equity Income Fund
Wells Fargo Advantage Emerging Markets Equity Select Fund
Wells Fargo Advantage Global Opportunities Fund
Wells Fargo Advantage International Equity Fund
Wells Fargo Advantage Intrinsic World Equity Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Asia Pacific Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	1.00%	1.00%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.66%	0.66%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.67%	2.42%
Fee Waivers	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.61%	2.36%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A and 2.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diverisfied International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	1.71%	2.46%	2.46%
Fee Waivers	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.41%	2.16%	2.16%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.54%	0.54%	0.54%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.60%	2.35%	2.35%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.60%	2.35%	2.35%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.61% for Class A, 2.36% for Class B and 2.36% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	1.15%	1.15%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.87%	0.87%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.03%	2.78%
Fee Waivers	0.37%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.66%	2.41%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.10%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.65% for Class A and 2.40% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	1.05%	1.05%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	4.32%	4.32%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	5.39%	6.14%
Fee Waivers	3.77%	3.77%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.62%	2.37%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A and 2.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Global Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.53%	2.28%	2.28%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.90%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.55% for Class A, 2.30% for Class B and 2.30% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

International Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%
Fee Waivers	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.09%	1.84%	1.84%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic World Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.42%	2.17%
Fee Waivers	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.40%	2.15%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Asia Pacific Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$729	$339	$239
3 Years	$1,066	$749	$749
5 Years	$1,425	$1,285	$1,285
10 Years	$2,433	$2,752	$2,752
Diverisfied International Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$710	$719	$319	$219	$219
3 Years	$1,055	$1,038	$738	$738	$738
5 Years	$1,423	$1,484	$1,284	$1,284	$1,284
10 Years	$2,455	$2,501	$2,774	$2,501	$2,774
Emerging Markets Equity Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$728	$738	$338	$238	$238
3 Years	$1,051	$1,033	$733	$733	$733
5 Years	$1,396	$1,455	$1,255	$1,255	$1,255
10 Years	$2,366	$2,412	$2,686	$2,412	$2,686
Emerging Markets Equity Income Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$734	$344	$244
3 Years	$1,141	$827	$827
5 Years	$1,573	$1,437	$1,437
10 Years	$2,770	$3,082	$3,082
Emerging Markets Equity Select Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$730	$340	$240
3 Years	$1,777	$1,486	$1,486
5 Years	$2,815	$2,704	$2,704
10 Years	$5,375	$5,629	$5,629
Global Opportunities Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$725	$734	$334	$234	$234
3 Years	$1,033	$1,015	$715	$715	$715
5 Years	$1,364	$1,423	$1,223	$1,223	$1,223
10 Years	$2,296	$2,341	$2,618	$2,341	$2,618
International Equity Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$680	$687	$287	$187	$187
3 Years	$980	$960	$660	$660	$660
5 Years	$1,302	$1,359	$1,159	$1,159	$1,159
10 Years	$2,210	$2,256	$2,534	$2,256	$2,534
Intrinsic World Equity Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$709	$318	$218
3 Years	$997	$677	$677
5 Years	$1,305	$1,163	$1,163
10 Years	$2,177	$2,502	$2,502
SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
Wells Fargo Advantage Asia Pacific Fund
Wells Fargo Advantage Diversified International Fund
Wells Fargo Advantage Emerging Markets Equity Fund
Wells Fargo Advantage Emerging Markets Equity Income Fund
Wells Fargo Advantage Emerging Markets Equity Select Fund
Wells Fargo Advantage Global Opportunities Fund
Wells Fargo Advantage International Equity Fund
Wells Fargo Advantage Intrinsic World Equity Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Asia Pacific Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.59%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.41%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diverisfied International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	0.38%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.25%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.50%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.95%
Fee Waivers	0.49%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.46%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.10%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	4.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	5.31%
Fee Waivers	3.84%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.47%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Global Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.41%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.90%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

International Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	0.31%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.09%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic World Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.15%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Asia Pacific Fund

After:
1 Year	$144
3 Years	$484
5 Years	$849
10 Years	$1,874
Diverisfied International Fund

After:
1 Year	$127
3 Years	$477
5 Years	$851
10 Years	$1,901
Emerging Markets Equity Fund

After:
1 Year	$152
3 Years	$478
5 Years	$827
10 Years	$1,811
Emerging Markets Equity Income Fund

After:
1 Year	$149
3 Years	$565
5 Years	$1,007
10 Years	$2,235
Emerging Markets Equity Select Fund

After:
1 Year	$150
3 Years	$1,246
5 Years	$2,335
10 Years	$5,029
Global Opportunities Fund

After:
1 Year	$144
3 Years	$455
5 Years	$788
10 Years	$1,732
International Equity Fund

After:
1 Year	$111
3 Years	$413
5 Years	$736
10 Years	$1,653
Intrinsic World Equity Fund

After:
1 Year	$117
3 Years	$406
5 Years	$716
10 Years	$1,596

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITYFUNDS
Wells Fargo Advantage Asia Pacific Fund
Wells Fargo Advantage Diversified International Fund
Wells Fargo Advantage Emerging Markets Equity Fund
Wells Fargo Advantage Emerging Markets Equity Income Fund
Wells Fargo Advantage Emerging Markets Equity Select Fund
Wells Fargo Advantage Global Opportunities Fund
Wells Fargo Advantage International Equity Fund
Wells Fargo Advantage Intrinsic World Equity Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Asia Pacific Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.26%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diverisfied International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers	0.39%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.99%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.23%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.22% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.70%
Fee Waivers	0.44%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.26%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.10%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	3.99%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	5.06%
Fee Waivers	3.84%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.22%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Global Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.90%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

International Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	0.31%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.84%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Intrinsic World Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Asia Pacific Fund

After:
1 Year	$128
3 Years	$417
5 Years	$726
10 Years	$1,606
Diverisfied International Fund

After:
1 Year	$101
3 Years	$399
5 Years	$718
10 Years	$1,624
Emerging Markets Equity Fund

After:
1 Year	$125
3 Years	$399
5 Years	$693
10 Years	$1,530
Emerging Markets Equity Income Fund

After:
1 Year	$128
3 Years	$493
5 Years	$882
10 Years	$1,972
Emerging Markets Equity Select Fund

After:
1 Year	$124
3 Years	$1,174
5 Years	$2,222
10 Years	$4,838
Global Opportunities Fund

After:
1 Year	$118
3 Years	$377
5 Years	$656
10 Years	$1,451
International Equity Fund

After:
1 Year	$86
3 Years	$335
5 Years	$603
10 Years	$1,370
Intrinsic World Equity Fund

After:
1 Year	$97
3 Years	$333
5 Years	$587
10 Years	$1,316

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
Wells Fargo Advantage Asia Pacific Fund
Wells Fargo Advantage Diversified International Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Asia Pacific Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.78%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.66%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.65% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diverisfied International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.92%
Total Annual Fund Operating Expenses	1.82%
Fee Waivers	0.36%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.46%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
CLASS R PROSPECTUS
OF
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
Wells Fargo Advantage International Equity Fund
(the "Fund")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
International Equity Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers	0.39%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.34%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, the Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
International Equity Fund

After:
1 Year	$136
3 Years	$507
5 Years	$902
10 Years	$2,009

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
Wells Fargo Advantage Emerging Markets Equity Fund
Wells Fargo Advantage Emerging Markets Equity Select Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Emerging Markets Equity Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.17%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Markets Equity Select Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	3.89%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	4.96%
Fee Waivers	3.79%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.17%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Classes A, B and C) | (Wells Fargo Advantage Asia Pacific Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.67%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 729
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,066
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,433
(Classes A, B and C) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	749
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,752
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	749
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,752
(Classes A, B and C) | (Wells Fargo Advantage Diversified International Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Diversified International Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[4]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.71%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 710
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,423
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,455
(Classes A, B and C) | (Wells Fargo Advantage Diversified International Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[4]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.46%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,038
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,484
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,501
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	738
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,284
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,501
(Classes A, B and C) | (Wells Fargo Advantage Diversified International Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[4]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.46%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	738
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,774
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	738
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,284
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,774
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.60%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 728
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,051
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,396
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,366
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.35%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 738
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,412
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,412
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.35%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,686
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,686
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.03%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.37%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 734
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,141
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,573
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,770
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.78%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.37%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 344
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,437
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	3,082
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	827
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,437
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,082
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Select Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	4.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.39%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	3.77%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 730
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,777
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,815
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 5,375
(Classes A, B and C) | (Wells Fargo Advantage Emerging Markets Equity Select Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	4.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	6.14%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	3.77%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 340
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,486
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,704
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	5,629
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,486
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,704
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 5,629
(Classes A, B and C) | (Wells Fargo Advantage Global Opportunities Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[12]	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.53%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,364
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,296
(Classes A, B and C) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[12]	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.28%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 734
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,423
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,341
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,341
(Classes A, B and C) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[12]	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.28%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,618
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,618
(Classes A, B and C) | (Wells Fargo Advantage International Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage International Equity Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.48%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,210
(Classes A, B and C) | (Wells Fargo Advantage International Equity Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.23%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 687
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,256
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,256
(Classes A, B and C) | (Wells Fargo Advantage International Equity Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.23%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,534
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic World Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[16]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,305
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,177
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[16]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	677
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,502
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	677
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,502
(Administrator Class) | (Wells Fargo Advantage Asia Pacific Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[18]	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.59%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[19]	rr_NetExpensesOverAssets	1.41%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 144
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	484
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,874
(Administrator Class) | (Wells Fargo Advantage Diversified International Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[20]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.63%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 127
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	851
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,901
(Administrator Class) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[22]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.52%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[23]	rr_NetExpensesOverAssets	1.50%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 152
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	478
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	827
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,811
(Administrator Class) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[24]	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.95%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.49%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	1.46%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 149
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	565
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,007
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,235
(Administrator Class) | (Wells Fargo Advantage Emerging Markets Equity Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Emerging Markets Equity Select Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[26]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	4.24%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.31%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	3.84%
Total Annual Fund Operating Expenses After Fee Waiver	[27]	rr_NetExpensesOverAssets	1.47%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 150
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,246
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,335
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 5,029
(Administrator Class) | (Wells Fargo Advantage Global Opportunities Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[28]	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.45%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[29]	rr_NetExpensesOverAssets	1.41%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 144
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	455
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	788
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,732
(Administrator Class) | (Wells Fargo Advantage International Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[30]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.40%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.31%
Total Annual Fund Operating Expenses After Fee Waiver	[31]	rr_NetExpensesOverAssets	1.09%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 111
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	413
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	736
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,653
(Administrator Class) | (Wells Fargo Advantage Intrinsic World Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[32]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[33]	rr_NetExpensesOverAssets	1.15%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 117
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	716
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,596
(Institutional Class) | (Wells Fargo Advantage Asia Pacific Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[34]	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[35]	rr_NetExpensesOverAssets	1.26%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 128
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	417
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	726
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,606
(Institutional Class) | (Wells Fargo Advantage Diversified International Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[36]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.38%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total Annual Fund Operating Expenses After Fee Waiver	[37]	rr_NetExpensesOverAssets	0.99%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 101
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	399
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,624
(Institutional Class) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[38]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.27%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[39]	rr_NetExpensesOverAssets	1.23%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 125
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	399
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	693
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,530
(Institutional Class) | (Wells Fargo Advantage Emerging Markets Equity Income Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[40]	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.70%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.44%
Total Annual Fund Operating Expenses After Fee Waiver	[41]	rr_NetExpensesOverAssets	1.26%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 128
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	882
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,972
(Institutional Class) | (Wells Fargo Advantage Emerging Markets Equity Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Emerging Markets Equity Select Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[42]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.99%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.06%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	3.84%
Total Annual Fund Operating Expenses After Fee Waiver	[43]	rr_NetExpensesOverAssets	1.22%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 124
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,174
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,222
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,838
(Institutional Class) | (Wells Fargo Advantage Global Opportunities Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[44]	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.20%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[45]	rr_NetExpensesOverAssets	1.16%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 118
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	377
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	656
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,451
(Institutional Class) | (Wells Fargo Advantage International Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[46]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.31%
Total Annual Fund Operating Expenses After Fee Waiver	[47]	rr_NetExpensesOverAssets	0.84%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 86
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	335
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	603
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,370
(Institutional Class) | (Wells Fargo Advantage Intrinsic World Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[48]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[49]	rr_NetExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 97
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	333
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	587
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,316
(Investor Class) | (Wells Fargo Advantage Asia Pacific Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[50]	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.78%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[51]	rr_NetExpensesOverAssets	1.66%
(Investor Class) | (Wells Fargo Advantage Diversified International Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[52]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.82%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.36%
Total Annual Fund Operating Expenses After Fee Waiver	[53]	rr_NetExpensesOverAssets	1.46%
(Class R) | (Wells Fargo Advantage International Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R) | (Wells Fargo Advantage International Equity Fund) | Class R
Prospectus:		rr_ProspectusTable
Management Fees	[54]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.73%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total Annual Fund Operating Expenses After Fee Waiver	[55]	rr_NetExpensesOverAssets	1.34%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 136
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	507
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,009
(Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[56]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[57]	rr_NetExpensesOverAssets	1.17%
(Class R6) | (Wells Fargo Advantage Emerging Markets Equity Select Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Emerging Markets Equity Select Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[58]	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.89%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.96%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	3.79%
Total Annual Fund Operating Expenses After Fee Waiver	[59]	rr_NetExpensesOverAssets	1.17%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[3]	The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A and 2.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[5]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[7]	The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.61% for Class A, 2.36% for Class B and 2.36% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The management fee is 1.10%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[9]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.65% for Class A and 2.40% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[11]	The Adviser has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A and 2.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The management fee is 0.90%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[13]	The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.55% for Class A, 2.30% for Class B and 2.30% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[15]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[17]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[19]	The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[21]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[23]	The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	The management fee is 1.10%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[25]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[26]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[27]	The Adviser has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	The management fee is 0.90%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[29]	The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[30]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[31]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[32]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[33]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[34]	The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[35]	The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[36]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[37]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[38]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[39]	The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.22% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[40]	The management fee is 1.10%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[41]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[42]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[43]	The Adviser has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[44]	The management fee is 0.90%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[45]	The Adviser has contractually committed through February 28, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[46]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[47]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[48]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[49]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[50]	The management fee is 0.95%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[51]	The Adviser has contractually committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.65% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[52]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[53]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[54]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[55]	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[56]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[57]	The Adviser has committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[58]	The management fee is 1.00%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[59]	The Adviser has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.